CORPORATE INCOME TAX - Valuation allowance for deferred tax assets (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Movement of valuation allowance
Balance at beginning of the year	₫ 19,115,404	$ 760,933,243	₫ 12,513,175	₫ 7,911,734
Net change in valuation allowance	4,741,363	188,741,013	6,602,229	4,601,441
Balance at end of the year	₫ 23,856,767	$ 949,674,257	₫ 19,115,404	₫ 12,513,175